Costs and Estimated Earnings on Uncompleted Contracts (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consisted of the following:

	As of January 31,
(in thousands)	2013	2012
Cost incurred on uncompleted contracts	$1,410,722	$1,286,453
Estimated earnings	351,126	291,258

	1,761,848	1,577,711
Less: Billing to date	1,689,082	1,502,330

Total	$72,766	$75,381

Included in accompanying balance sheets under the following captions:
Costs and estimated earnings in excess of billing on uncompleted contracts	$101,960	$107,295
Other Assets (non-current retainage)	5,675	—
Billings in excess of costs and estimated earnings on uncompleted contracts	(34,869)	(31,914)

Total	$72,766	$75,381